GENERAL - Identified Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 1,849,668	$ 1,821,969	$ 1,617,118
LiveVox Inc.
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed		63,575
Goodwill		186,193
Total		424,117
LiveVox Inc. | Trademarks
Business Acquisition [Line Items]
Intangible assets		$ 4,930
Estimated useful life (in years)		5 years
LiveVox Inc. | Technology
Business Acquisition [Line Items]
Intangible assets		$ 137,462
Estimated useful life (in years)		5 years
LiveVox Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets		$ 31,957
Estimated useful life (in years)		5 years